Property and equipment, net - Depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net
Depreciation expense recognized	$ 842	$ 648	$ 381
Impairment loss recognised	1,206
Cost of revenues
Property and equipment, net
Depreciation expense recognized	11	7	3
Research and development
Property and equipment, net
Depreciation expense recognized	220	152	80
Sales and marketing expenses
Property and equipment, net
Depreciation expense recognized	219	171	96
General and administrative expenses
Property and equipment, net
Depreciation expense recognized	$ 392	$ 318	$ 202